SCHEDULE OF LOANS PAYABLE TO RELATED PARTIES (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 EUR (€)
Stephen Morris [Member]
Short-Term Debt [Line Items]
Total loan payable to related parties	$ 543,262	$ 552,639
Stephen Morris [Member] | Loan One [Member]
Short-Term Debt [Line Items]
Beginning balance Loan 1 - payable to Stephen Morris	125,910	374,018
Additions	435,923	573,324
Loan resolution – convert principal into shares of common stock.		(821,432)
Ending balance Loan 1 - payable to Stephen Morris	561,833	125,910
Total loan payable to related parties	561,833		€ 448,089
Total current portion	561,833	125,910
Director [Member]
Short-Term Debt [Line Items]
Total loan payable to related parties		28,899
Related Party [Member]
Short-Term Debt [Line Items]
Beginning balance Loan 1 - payable to Stephen Morris	158,247
Ending balance Loan 1 - payable to Stephen Morris		158,247
Total loan payable to related parties	1,105,095	710,886
Total current portion		158,247
Total noncurrent	$ 1,105,095	$ 552,639